Regulatory Matters Textual (Details)	Dec. 31, 2013
Regulatory Matters [Abstract]
Tangible Capital Required for Capital Adequacy to Tangible Assets	1.50%
Tier One Capital to Adjusted Tangible Assets	4.00%
Capital to Risk Weighted Assets	8.00%